Eaton Vance

Core Plus Bond Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 37.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 1.0%
Azul Investments LLP, 5.875%, 10/26/24(1)	$5,665	$5,601,269

		$5,601,269

Banks — 3.2%
Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(2)	$6,225	$6,092,781
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(1)(2)(3)	745	753,940
Banco Santander SA, 3.80%, 2/23/28	6,400	6,540,849
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(2)	5,320	5,139,120

		$18,526,690

Building Materials — 0.9%
Owens Corning, 3.40%, 8/15/26	$5,345	$5,208,057

		$5,208,057

Chemicals — 0.9%
Cydsa SAB de CV, 6.25%, 10/4/27(1)	$500	$501,755
Huntsman International, LLC, 4.50%, 5/1/29	4,480	4,625,115

		$5,126,870

Commercial Services — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	$4,070	$4,141,225

		$4,141,225

Communications Services — 0.4%
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	$2,720	$2,380,000

		$2,380,000

Consumer Products — 0.7%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	$4,155	$4,227,713

		$4,227,713

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27	$5,770	$5,742,251
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)	630	657,720
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(1)	2,875	3,176,875
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	5,604	5,374,271
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,685	1,613,988
Springleaf Finance Corp., 6.625%, 1/15/28	210	221,025
Synchrony Financial, 3.95%, 12/1/27	6,175	6,170,749
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(2)	6,349	6,086,102
Unifin Financiera SAB de CV SOFOM ENR, 7.375%, 2/12/26(1)	3,155	3,080,100

		$32,123,081

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.7%
Edison International, 2.40%, 9/15/22	$738	$702,975
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	2,963	3,005,963

		$3,708,938

Electrical and Electronic Equipment — 0.7%
Avnet, Inc., 4.625%, 4/15/26	$445	$465,629
Ingram Micro, Inc., 5.45%, 12/15/24	3,535	3,613,523

		$4,079,152

Financial Services — 0.9%
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)(4)	$2,690	$2,762,624
WP Carey, Inc., 3.85%, 7/15/29	2,416	2,449,483

		$5,212,107

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA, 4.25%, 4/30/29(1)	$2,300	$2,425,350

		$2,425,350

Home Construction — 1.1%
MDC Holdings, Inc., 6.00%, 1/15/43	$6,900	$6,486,000

		$6,486,000

Industrial Conglomerates — 0.4%
Fluor Corp., 4.25%, 9/15/28	$2,040	$2,110,630

		$2,110,630

Insurance — 0.9%
Brown & Brown, Inc., 4.50%, 3/15/29	$3,180	$3,341,703
Radian Group, Inc., 4.875%, 3/15/27	1,539	1,552,466

		$4,894,169

Internet Software & Services — 0.2%
Symantec Corp., 5.00%, 4/15/25(1)	$865	$887,130

		$887,130

Machinery — 0.9%
Wabtec Corp., 4.95%, 9/15/28	$4,990	$5,352,336

		$5,352,336

Media — 0.9%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 3.75%, 2/15/28	$5,225	$5,264,320

		$5,264,320

Mining — 2.7%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	$5,215	$4,993,362
Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29(1)	3,125	3,437,500
Yamana Gold, Inc., 4.625%, 12/15/27	7,195	7,358,444

		$15,789,306

Oil and Gas — 4.4%
Apache Corp., 4.25%, 1/15/30	$2,540	$2,618,954
Gran Tierra Energy, Inc., 7.75%, 5/23/27(1)	1,200	1,182,600

Security	Principal Amount (000’s omitted)	Value
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	$3,125	$2,921,875
Oceaneering International, Inc., 4.65%, 11/15/24	1,700	1,674,500
Oceaneering International, Inc., 6.00%, 2/1/28	2,375	2,363,125
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,555	5,464,918
Petrobras Global Finance BV, 5.625%, 5/20/43	5,860	5,688,595
Petrobras Global Finance BV, 5.75%, 2/1/29	1,150	1,201,635
Petroleos Mexicanos, 6.75%, 9/21/47	1,870	1,669,910
Rowan Cos., Inc., 5.40%, 12/1/42	1,251	734,187

		$25,520,299

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26	$3,635	$2,835,300

		$2,835,300

Pipelines — 0.9%
Kinder Morgan Energy Partners, L.P., 4.70%, 11/1/42	$5,150	$5,237,242

		$5,237,242

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 4.60%, 10/15/24	$950	$641,250
CBL & Associates, L.P., 5.95%, 12/15/26	2,200	1,518,000
EPR Properties, 4.50%, 6/1/27	4,975	5,192,164

		$7,351,414

Retail-Specialty and Apparel — 4.3%
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	$8,507	$6,776,417
Nordstrom, Inc., 5.00%, 1/15/44	8,015	7,483,034
Signet UK Finance PLC, 4.70%, 6/15/24	5,223	4,361,205
Tapestry, Inc., 4.125%, 7/15/27	6,291	6,329,160

		$24,949,816

Toys, Games & Hobbies — 0.8%
Mattel, Inc., 3.15%, 3/15/23	$3,040	$2,903,200
Mattel, Inc., 5.45%, 11/1/41	1,830	1,399,950
Mattel, Inc., 6.20%, 10/1/40	185	154,475

		$4,457,625

Transportation — 1.7%
A.P. Moller – Maersk A/S, 3.875%, 9/28/25(1)	$1,631	$1,641,895
A.P. Moller – Maersk A/S, 4.50%, 6/20/29(1)	4,090	4,164,617
JSL Europe S.A., 7.75%, 7/26/24(1)	3,920	4,008,200

		$9,814,712

Total Corporate Bonds & Notes (identified cost $207,018,988)		$213,710,751

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(5)	$1,500	$1,325,815
Series 2016-C7, Class D, 4.581%, 12/10/54(1)(5)	1,725	1,663,080

Security	Principal Amount (000’s omitted)	Value
CGMS Commercial Mortgage Trust
Series 2017-MDRC, Class C, 4.575%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(6)	$1,500	$1,495,022
Series 2017-MDRC, Class D, 4.644%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(6)	1,600	1,599,030
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.894%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(6)	1,000	1,000,735
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.255%, 3/10/48(1)(5)	2,100	2,054,060
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class D, 4.506%, 12/15/49(1)(5)	2,000	1,862,704
GS Mortgage Securities Trust
Series 2018-FBLU, Class A, 3.344%, (1 mo. USD LIBOR + 0.95%), 11/15/35(1)(6)	1,900	1,901,398
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.709%, 9/15/47(5)	700	714,820
Series 2014-C22, Class D, 4.709%, 9/15/47(1)(5)	1,220	1,108,589
Series 2014-C25, Class D, 4.092%, 11/15/47(1)(5)	3,575	3,208,365
Series 2015-C29, Class D, 3.793%, 5/15/48(5)	500	422,969
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.554%, 8/15/46(1)(5)	2,325	2,364,836
Series 2013-C16, Class D, 5.195%, 12/15/46(1)(5)	1,500	1,576,982
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	859	851,108
MelTel Land Funding, LLC
Series 2019-1A, Class B, 4.701%, 4/15/49(1)	515	531,357
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(5)	2,750	2,356,981
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,000	852,992
Series 2019-BPR, Class B, 4.494%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(6)	4,000	4,007,570
Series 2019-BPR, Class C, 5.444%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(6)	1,540	1,544,710
Motel 6 Trust
Series 2017-MTL6, Class C, 3.794%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(6)	881	882,219
Series 2017-MTL6, Class E, 5.644%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(6)	728	734,762
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.64%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(6)	1,500	1,488,165
Progress Residential Trust
Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	2,360	2,382,150
RETL Trust
Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(6)	2,700	2,710,116
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	3,404	3,546,358
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)	200	203,361
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.455%, 4/10/46(1)(5)	2,000	1,926,075
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C, 4.617%, 9/15/48(5)	23	23,175
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,810,852
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	3,000	2,294,456
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	940	759,284

Total Commercial Mortgage-Backed Securities (identified cost $49,075,360)		$51,204,096

Asset-Backed Securities — 14.4%

Security	Principal Amount (000’s omitted)	Value
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(1)	$900	$908,065
Avant Loans Funding Trust
Series 2019-A, Class A, 3.48%, 7/15/22(1)	1,497	1,502,871
Avis Budget Rental Car Funding, LLC
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	1,700	1,699,391
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	3,650	3,670,074
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.33%, 8/15/24(1)	1,931	1,943,502
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,465	2,525,778
Conn’s Receivables Funding, LLC
Series 2017-B, Class B, 4.52%, 4/15/21(1)	945	946,947
Series 2018-A, Class A, 3.25%, 1/15/23(1)	151	151,840
Series 2018-A, Class B, 4.65%, 1/15/23(1)	290	292,490
Series 2019-A, Class A, 3.40%, 10/16/23(1)	945	950,023
Series 2019-A, Class B, 4.36%, 10/16/23(1)	3,350	3,373,654
Consumer Loan Underlying Bond Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/24(1)	880	878,018
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	1,325	1,329,614
ExteNet LLC
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)(4)	1,325	1,327,748
Series 2019-1A, Class B, 4.14%, 7/26/49(1)(4)	1,720	1,723,607
Series 2019-1A, Class C, 5.219%, 7/26/49(1)(4)	2,090	2,094,408
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	2,837	2,922,142
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	425	427,044
FREED ABS Trust
Series 2019-1, Class A, 3.42%, 6/18/26(1)	4,884	4,903,955
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,360	1,410,613
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A, 3.721%, 7/15/39(1)(4)	2,335	2,340,828
Series 2019-1, Class B, 4.703%, 7/15/39(1)(4)	2,560	2,559,914
Series 2019-1, Class C, 6.90%, 7/15/39(1)(4)	565	569,231
Jack In The Box Funding, LLC
Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)(4)	1,235	1,235,000
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(1)	126	126,368
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	1,130	1,136,805
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	6,000	5,989,389
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,150	1,150,440
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	4,089	4,222,645
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B, 3.48%, 9/15/23(1)	267	267,339

Security	Principal Amount (000’s omitted)		Value
Series 2017-3A, Class B, 3.36%, 11/15/23(1)		$1,695	$1,695,434
Series 2018-1A, Class A, 3.11%, 6/17/24(1)		418	418,030
Series 2018-1A, Class C, 4.87%, 6/17/24(1)		1,250	1,271,162
Series 2018-2A, Class A, 3.35%, 10/15/24(1)		1,164	1,168,675
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)		1,100	1,102,984
Sierra Timeshare Receivables Funding, LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(1)		35	34,571
SpringCastle Funding Asset-Backed Notes
Series 2019-AA, Class A, 3.20%, 5/27/36(1)		4,746	4,803,094
Springleaf Funding Trust
Series 2015-BA, Class A, 3.48%, 5/15/28(1)		1,700	1,722,542
Start, Ltd.
Series 2019-1, Class B, 5.095%, 3/15/44(1)		2,244	2,257,136
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/21(1)		1,130	1,147,615
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)		2,955	3,055,011
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2, 2.47%, 12/15/20(1)		1,950	1,942,818
Series 2017-1A, Class B, 4.184%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(6)		500	502,903
Upgrade Receivables Trust
Series 2019-1A, Class A, 3.48%, 3/15/25(1)		1,907	1,917,663
VB-S1 Issuer, LLC
Series 2016-1A, Class C, 3.065%, 6/15/46(1)		4,000	4,007,798
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/23(1)		1,550	1,555,138

Total Asset-Backed Securities (identified cost $82,634,546)			$83,182,317

Foreign Government Bonds — 8.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.3%
Republic of Argentina, 6.875%, 1/11/48	USD	1,600	$1,190,016
Republic of Argentina, 7.50%, 4/22/26	USD	7,325	6,182,373

			$7,372,389

Brazil — 0.8%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	15,970	$4,703,809

			$4,703,809

Canada — 1.8%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	8,100	$6,144,941
Canada Housing Trust, 1.50%, 12/15/21(1)	CAD	4,280	3,258,853
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	55	43,785
Canadian Government Bond, 0.75%, 3/1/21	CAD	1,200	905,752

			$10,353,331

Security	Principal Amount (000’s omitted)		Value
Malaysia — 0.4%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	8,515	$2,066,853

			$2,066,853

Mexico — 0.8%
Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$4,693,706

			$4,693,706

Supranational — 3.1%
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	140,260,000	$10,255,287
International Finance Corp., 6.30%, 11/25/24	INR	315,460	4,503,340
International Finance Corp., 7.45%, 11/8/21	INR	200,500	2,960,444

			$17,719,071

Total Foreign Government Bonds (identified cost $45,139,046)			$46,909,159

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)		Value
Oil and Gas — 0.6%
Nabors Industries, Inc., 0.75%, 1/15/24		$4,925	$3,537,713

Total Convertible Bonds (identified cost $3,804,103)			$3,537,713

Convertible Preferred Stocks — 0.0%(8)

Security	Shares		Value
Oil and Gas — 0.0%(8)
Chesapeake Energy Corp., 5.75%		400	$195,307

Total Convertible Preferred Stocks (identified cost $318,050)			$195,307

Common Stocks — 0.0%(8)

Security	Shares		Value
Oil and Gas — 0.0%(8)
Frontera Energy Corp.		5,460	$54,600

Total Common Stocks (identified cost $394,575)			$54,600

U.S. Treasury Obligations — 5.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(9)	$18,080	$18,107,223
U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(9)	15,599	15,786,403

Total U.S. Treasury Obligations (identified cost $33,241,047)		$33,893,626

Short-Term Investments — 23.1%

Commercial Paper — 7.6%

Security	Principal Amount (000’s omitted)	Value
Ford Motor Credit Co., 2.76%, 9/23/19(1)(10)	$11,000	$10,921,101
Marriott International, Inc., 2.57%, 8/27/19(1)(10)	11,000	10,956,110
Sherwin-Williams Co., 2.59%, 7/31/19(1)(10)	11,000	10,976,625
Vw Cr, Inc., 2.58%, 8/9/19(1)(10)	11,000	10,969,731

Total Commercial Paper (identified cost $43,833,166)		$43,823,567

Other — 15.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.40%(11)	89,237,795	$89,237,795

Total Other (identified cost $89,236,369)		$89,237,795

Total Short-Term Investments (identified cost $133,069,535)		$133,061,362

Total Investments — 98.2% (identified cost $554,695,250)		$565,748,931

Other Assets, Less Liabilities — 1.8%		$10,498,056

Net Assets — 100.0%		$576,246,987

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $256,386,937 or 44.5% of the Fund’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.

(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(7)	Step coupon bond. Interest rate represents the rate in effect at June 30, 2019.

(8)	Amount is less than 0.05%.

(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(10)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the aggregate value of these securities is $43,823,567, representing 7.6% of the Fund’s net assets.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2019 was $1,209,165.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	74.2%	$419,648,291
Mexico	5.2	29,335,900
Brazil	5.2	29,219,672
Supranational	3.1	17,719,071
Canada	2.6	14,457,806
Ireland	1.4	8,187,972
Argentina	1.3	7,372,389
Spain	1.2	6,540,849
Italy	1.1	6,086,102
Denmark	1.0	5,806,512
United Kingdom	0.7	4,141,225
South Africa	0.6	3,437,500
Trinidad and Tobago	0.5	3,005,963
Israel	0.5	2,835,300
Chile	0.4	2,425,350
Bermuda	0.4	2,257,136
Malaysia	0.4	2,066,853
Japan	0.2	1,150,440
Colombia	0.0 (1)	54,600

Total Investments	100.0%	$565,748,931

(1)	Amount is less than 0.05%.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$213,710,751	$—	$213,710,751
Commercial Mortgage-Backed Securities	—	51,204,096	—	51,204,096
Asset-Backed Securities	—	83,182,317	—	83,182,317
Foreign Government Bonds	—	46,909,159	—	46,909,159
Convertible Bonds	—	3,537,713	—	3,537,713
Convertible Preferred Stocks	—	195,307	—	195,307
Common Stocks	54,600	—	—	54,600
U.S. Treasury Obligations	—	33,893,626	—	33,893,626
Short-Term Investments -
Commercial Paper	—	43,823,567	—	43,823,567
Other	—	89,237,795	—	89,237,795
Total Investments	$54,600	$565,694,331	$—	$565,748,931

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.